Goodwill and Other Intangible Assets, Net - Summary of Goodwill and Other Intangible Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	₩ 4,166,309	₩ 4,449,432	₩ 4,908,473
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	735,969	903,893	1,097,809
Intellectual property rights [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	2,225,808	2,170,738	2,279,210
Membership [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	142,370	138,703	148,078
Development costs [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	153,973	227,111	94,339
Port facilities usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	216,021	236,272	281,398
Exploration and evaluation assets [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	61,957	57,140	77,271
Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	285,720	330,247	374,875
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	344,491	385,328	₩ 555,493
Gross amount [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	9,368,137	8,978,059
Gross amount [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	1,648,119	1,626,876
Gross amount [member] | Intellectual property rights [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	3,987,689	3,628,121
Gross amount [member] | Membership [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	146,043	143,403
Gross amount [member] | Development costs [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	656,712	652,492
Gross amount [member] | Port facilities usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	685,540	685,210
Gross amount [member] | Exploration and evaluation assets [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	280,092	274,691
Gross amount [member] | Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	865,622	865,671
Gross amount [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	1,098,320	1,101,595
Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(5,201,789)	(4,528,550)
Government grants	(39)	(77)
Accumulated depreciation, amortization and impairment [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(912,150)	(722,983)
Accumulated depreciation, amortization and impairment [member] | Intellectual property rights [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(1,761,881)	(1,457,383)
Accumulated depreciation, amortization and impairment [member] | Membership [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(3,673)	(4,700)
Accumulated depreciation, amortization and impairment [member] | Development costs [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(502,739)	(425,381)
Accumulated depreciation, amortization and impairment [member] | Port facilities usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(469,519)	(448,938)
Accumulated depreciation, amortization and impairment [member] | Exploration and evaluation assets [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(218,135)	(217,551)
Accumulated depreciation, amortization and impairment [member] | Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(579,902)	(535,424)
Accumulated depreciation, amortization and impairment [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(753,790)	(716,190)
Government grants	₩ (39)	₩ (77)